STATEMENTS OF OPERATIONS - USD ($) shares in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Research and development expenses, net	$ 340,051	$ 15,613	$ 602,575	$ 477,607	$ 822,759	$ 836,698
General and administrative expenses	304,516	14,081	1,120,008	45,390	92,018	251,113	[1]
Operating loss	644,567	29,694	1,722,583	522,997	914,777	1,087,811
Financing expenses (income), net	7,333	7,647	240,757	(1,333)	6,063	119,023
Loss for the period	$ 651,900	$ 37,341	$ 1,963,340	$ 521,664	$ 920,840	$ 1,206,834
Basic and diluted loss per share (in USD)	$ (0.079)	$ (0.005)	$ (0.253)	$ (0.069)	$ (0.122)	$ (0.160)
Weighted average number of shares outstanding used in computing basic and diluted loss per share - in thousands	8,166	7,541	7,733	7,541	47,541	47,541

[1]	Restated - See Note 16.